Borrowings	12 Months Ended
Dec. 31, 2016
BORROWINGS [Abstract]
BORROWINGS
NOTE 10: BORROWINGS

Borrowings as of December 31, 2016 and 2015 consisted of the following:

Navios Holdings borrowings	December 31, 2016	December 31, 2015
Commerzbank A.G. ($240,000)	$19,857	$40,476
Loan Facility Credit Agricole ($40,000)	18,880	21,291
Loan Facility Credit Agricole ($23,000)	14,755	16,117
Loan Facility Credit Agricole ($23,000)	15,150	16,550
Loan Facility DVB Bank SE ($72,000)	54,540	58,939
Loan Facility DVB Bank SE ($41,000)	37,293	—
Loan Facility Credit Agricole ($22,500)	16,313	18,563
Loan Facility DVB Bank SE ($40,000)	28,000	32,000
Loan Facility Alpha Bank ($31,000)	27,400	29,200
Loan Facility Alpha Bank ($16,125)	16,125	—
Navios Acquisition Loan	51,240	—
2019 Notes	291,094	350,000
2022 Notes	650,000	650,000
Total Navios Holdings borrowings	$1,240,647	$1,233,136

Navios Logistics borrowings	December 31, 2016	December 31, 2015
2022 Logistics Senior Notes	$375,000	$375,000
Navios Logistics Notes Payable	34,447	—
Navios Logistics BBVA Loan Facility	25,000	—
Other long-term loans	321	390
Total Navios Logistics borrowings	$434,768	$375,390

Total	December 31, 2016	December 31, 2015
Total borrowings	$1,675,415	$1,608,526
Less: current portion, net	(29,827)	(16,944)
Less: deferred finance costs, net	(24,320)	(27,218)
Total long-term borrowings	$1,621,268	$1,564,364

Navios Holdings loans

Senior Notes

On January 28, 2011, the Company and its wholly owned subsidiary, Navios Maritime Finance II (US) Inc. (together with the Company, the “2019 Co-Issuers”) completed the sale of $350,000 of 8.125% Senior Notes due 2019 (the “2019 Notes”). During July, August and October 2016, the Company repurchased $58,906 of its 2019 Notes for a cash consideration of $30,671 resulting in a gain on bond extinguishment of $27,670, net of deferred fees written-off.
The 2019 Notes are fully and unconditionally guaranteed, jointly and severally and on an unsecured senior basis, by all of the Company's subsidiaries, other than Navios Maritime Finance II (US) Inc., Navios Maritime Finance (US) Inc., Navios Logistics and its subsidiaries and Navios GP L.L.C. The subsidiary guarantees are “full and unconditional”, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an “unrestricted subsidiary” for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the 2019 Notes. The 2019 Co-Issuers have the option to redeem the 2019 Notes in whole or in part, at a fixed price of 104.063% of the principal amount, which price declines ratably until it reaches par in February 2017, plus accrued and unpaid interest, if any. In addition, upon the occurrence of certain change of control events, the holders of the 2019 Notes will have the right to require the 2019 Co-Issuers to repurchase some or all of the 2019 Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.

The 2019 Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of the 2019 Co-Issuers' properties and assets and creation or designation of restricted subsidiaries. The 2019 Co-Issuers were in compliance with the covenants as of December 31, 2016.

Ship Mortgage Notes

On November 29, 2013, Navios Holdings completed the sale of $650,000 of its 7.375% First Priority Ship Mortgage Notes due 2022 (the “2022 Notes”). The net proceeds of the offering of the 2022 Notes have been used: (i) to repay, in full, $488,000 of first priority ship mortgage notes due on November 1, 2017, issued by the Company and its wholly-owned subsidiary, Navios Maritime Finance (US) Inc. in November 2009 and July 2012; and (ii) to repay in full indebtedness relating to six vessels added as collateral under the 2022 Notes. The remainder has been used for general corporate purposes.

The 2022 Notes are senior obligations of Navios Holdings and Navios Maritime Finance II (US) Inc. (the “2022 Co- Issuers”) and are secured by first priority ship mortgages on 23 dry bulk vessels owned by certain subsidiary guarantors and certain other associated property and contract rights. The 2022 Notes are unregistered and fully and unconditionally guaranteed, jointly and severally by all of the Company's direct and indirect subsidiaries that guarantee the 2019 Notes and Navios Maritime Finance II (US) Inc. The guarantees of the Company's subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of the Company's subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. In addition, the 2022 Co-Issuers have the option to redeem the 2022 Notes in whole or in part, at any time on or after January 15, 2017, at a fixed price of 105.531%, which price declines ratably until it reaches par in 2020.

Furthermore, upon occurrence of certain change of control events, the holders of the 2022 Notes may require the 2022 Co-Issuers to repurchase some or all of the notes at 101% of their face amount. The 2022 Notes contain covenants, which among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliates, merging or consolidating or selling all or substantially all of the 2022 Co-Issuers' properties and assets and creation or designation of restricted subsidiaries. The 2022 Co-Issuers were in compliance with the covenants as of December 31, 2016.

Secured credit facilities
Credit Agricole (formerly Emporiki) Facilities: In December 2012, the Emporiki Bank of Greece's facilities were transferred to Credit Agricole Corporate and Investment Bank.

In September 2010, Navios Holdings entered into a facility agreement with Emporiki Bank of Greece for an amount of up to $40,000 in order to partially finance the construction of Navios Azimuth. As of December 31, 2016, the outstanding amount under the loan facility was repayable in 9 semi-annual equal installments of $1,206 with a final balloon payment of $8,030 on the last payment date. The loan bears interest at a rate of LIBOR plus 275 basis points. The loan facility requires compliance with certain financial covenants. In December 2015, Navios Azimuth was added as collateral to the Navios Asia facility. As of December 31, 2016, the outstanding amount under this facility was $18,880.

In August 2011, Navios Holdings entered into a facility agreement with Emporiki Bank of Greece for an amount of up to $23,000 in order to partially finance the construction of one newbuilding bulk carrier. As of December 31, 2016, the facility is repayable in 11 semi-annual equal installments of $681, with a final balloon payment of $7,264 on the last payment date. The loan bears interest at a rate of LIBOR plus 275 basis points. The loan facility requires compliance with certain covenants. As of December 31, 2016, the outstanding amount under this facility was $14,755.

In December 2011, Navios Holdings entered into a facility agreement with Emporiki Bank of Greece for an amount of up to $23,000 in order to partially finance the construction of one newbuilding bulk carrier. As of December 31, 2016, the outstanding amount under the loan facility was repayable in 11 semi-annual equal installments of $700 after the drawdown date, with a final balloon payment of $7,450 on the last payment date. The loan bears interest at a rate of LIBOR plus 325 basis points. The loan facility requires compliance with certain covenants. As of December 31, 2016, the outstanding amount under this facility was $15,150.

On December 20, 2013, Navios Asia entered into a facility with Credit Agricole Corporate and Investment Bank for an amount of up to $22,500 in two equal tranches, in order to finance the acquisition of the N Amalthia, which was delivered in October 2013, and the N Bonanza, which was delivered in January 2014. The two tranches bear interest at a rate of LIBOR plus 300 basis points. The two tranches are repayable in four and five equal semi-annual installments of $563, respectively, with a final balloon payment of $5,625 on the last repayment date for each tranche respectively. The loan facility requires compliance with certain financial covenants. As of December 31, 2016, the outstanding amount of the loan was $16,313.

Commerzbank Facility: In June 2009, Navios Holdings entered into a facility agreement for an amount of up to $240,000 (divided into four tranches of $60,000) with Commerzbank AG in order to partially finance the acquisition of a Capesize vessel and the construction of three Capesize vessels. Following the delivery of two Capesize vessels, Navios Holdings cancelled two of the four tranches and in October 2010 fully repaid their outstanding loan balances of $53,600 and $54,500, respectively. During October 2016, the Company fully prepaid the third tranche of the facility, which had an outstanding balance of $15,319, using $13,802 of cash, thus achieving a $1,517 benefit to nominal value. As of December 31, 2016, the fourth tranche of the facility is repayable in 16 quarterly installments of $835, with a final balloon payment of $6,495 on the last payment date. The loan bears interest at a rate based on a margin of 225 basis points. The loan facility requires compliance with certain covenants. As of December 31, 2016, the outstanding amount was $19,857.

DVB Bank SE Facilities: On March 23, 2012, Navios Holdings entered into a facility agreement with a syndicate of banks led by DVB Bank SE for an amount of up to $42,000 in two tranches: (i) the first tranche is for an amount of up to $26,000 in order to finance the acquisition of Navios Serenity; and (ii) the second tranche is for an amount of up to $16,000 to refinance the Navios Astra loan facility with Cyprus Popular Bank Public Co. Ltd. The two tranches bear interest at a rate of LIBOR plus 285 and 360 basis points, respectively. On June 27, 2014, Navios Holdings refinanced the existing facility, entering into a new tranche for an amount of $30,000 in order to finance the acquisition of the Navios Gem, which was delivered in June 2014. The new tranche bears interest at a rate of LIBOR plus 275 basis points. As of December 31, 2016, the first tranche is repayable in 13 quarterly installments of $362, with a final balloon payment of $14,400 on the last repayment date, the second tranche is repayable in 14 quarterly installments of $269, with a final balloon payment of $6,354 on the last repayment date and the third tranche is repayable in 14 quarterly installments of $469, with a final balloon payment of $18,750 on the last repayment date. The loan facility requires compliance with certain financial covenants. As of December 31, 2016, the total outstanding amount was $54,540.

In September 2013, Navios Holdings entered into a facility agreement with DVB Bank SE for an amount of up to $40,000 in order to finance the acquisition of four Panamax vessels, delivered in August and September 2013. The facility bears interest at a rate of LIBOR plus 325 basis points. As of December 31, 2016, the facility is repayable in 8 quarterly installments of $1,000, with a final balloon payment of $20,000 payable on the last repayment date. The loan facility requires compliance with certain financial covenants. In December 2015, Navios Sphera and Navios Mars were added as collateral to this facility. As of December 31, 2016, the outstanding amount was $28,000.

In January 2016, Navios Holdings entered into a facility agreement with DVB Bank SE for an amount of up to $41,000 to be drawn in two tranches, to finance the acquisition of Navios Mars and Navios Sphera. The facility bears interest at a rate of LIBOR plus 255 basis points. The total amount drawn under the facility was $39,900. The first tranche is repayable in five quarterly installments of $492 each, followed by 16 quarterly installments of $369 each, and a final balloon payment of $14,760 on the last payment day. The second tranche is repayable in five quarterly installments of approximately $377 each, followed by 16 installments of $220 each, and a final balloon payment of $8,764 on the last payment day. The loan facility also requires compliance with certain covenants. As of December 31, 2016, the outstanding amount was $37,293.

Alpha Bank A.E.: On November 6, 2014, Navios Holdings entered into a facility agreement with Alpha Bank A.E. for an amount of up to $31,000 in order to finance part of the acquisition of a Capesize vessel. The loan bears interest at a rate of LIBOR plus 300 basis points. As of December 31, 2016, the facility is repayable in 24 quarterly installments of $450, with a final balloon payment of $16,600 on the last repayment date. The loan facility requires compliance with certain financial covenants. As of December 31, 2016, the outstanding amount was $27,400.

On November 3, 2016, Navios Holdings entered into a facility agreement with Alpha Bank A.E. for an amount of up to $16,125 in order to refinance one Capesize vessel. The facility bears interest at a rate of LIBOR plus 300 basis points. The facility is repayable in four quarterly installments of $250, followed by 16 quarterly installments of $275 each, with a final balloon payment of $10,725 payable on the last repayment date. The first installment will be due 15 months from the loan drawdown date. The loan facility requires compliance with certain financial covenants. As of December 31, 2016, the outstanding amount was $16,125.

The facilities are secured by first priority mortgages on certain of Navios Holdings' vessels and other collateral.

The credit facilities contain a number of restrictive covenants that limit Navios Holdings and/or certain of its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels securing such facilities; changing the flag, class, management or ownership of certain Navios Holdings' vessels; changing the commercial and technical management of certain Navios Holdings' vessels; selling or changing the ownership of certain Navios Holdings' vessels; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, the credit facilities require compliance with the covenants contained in the indentures governing the 2019 Notes and the 2022 Notes. Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with or if Angeliki Frangou and her affiliates, together, own less than 20% of the outstanding share capital of Navios Holdings.

The majority of the Company's senior secured credit facilities require compliance with maintenance covenants, including (i) value-to-loan ratio covenants, based on either charter-adjusted valuations, or charter-free valuations, ranging from over 110% to 130%, (ii) minimum liquidity up to a maximum of $40,000, and (iii) net total debt divided by total assets, as defined in each senior secured credit facility, ranging from a maximum of 75% to 80%. Certain covenants in our senior secured credit facilities have been waived for a specific period of time up ranging from a minimum of two quarters to a maximum of three quarters (from the current balance sheet date) and/or amended to include (i) value-to-loan ratio covenants, based on either charter-adjusted valuations, or charter-free valuations, ranging from over 90% to 130%, and (ii) net total debt divided by total assets, as defined in each senior secured credit facility, ranging from a maximum of 80% to 90%.

As of December 31, 2016, the Company was in compliance with all of the covenants under each of its credit facilities.

Navios Acquisition Loan

On September 19, 2016, Navios Holdings entered into a secured credit facility of up to $70,000 with Navios Acquisition. Please see also Note 15.
Navios Logistics loans
2019 Logistics Senior Notes
On April 12, 2011, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. (“Logistics Finance” and, together, the “Logistics Co-Issuers”) issued $200,000 in aggregate principal amount of senior notes due on April 15, 2019 at a fixed rate of 9.25% (the “Existing 2019 Logistics Senior Notes”). On March 12, 2013, the Logistics Co-Issuers issued $90,000 in aggregate principal amount of 9.25% Logistics Senior Notes due 2019 (the “Additional 2019 Logistics Senior Notes”, and together with the Existing 2019 Logistics Senior Notes, the “2019 Logistics Senior Notes”) at a premium, with a price of 103.750%.
On May 5, 2014, the Logistics Co-Issuers completed a cash tender offer (the “Tender Offer”) and related solicitation of consents for certain proposed amendments to the indenture governing the 2019 Logistics Senior Notes, for any and all of their outstanding 2019 Logistics Senior Notes. After the purchase by the Logistics Co-Issuers of all of the 2019 Logistics Senior Notes validly tendered and not validly withdrawn prior to the consent payment deadline, the Logistics Co-Issuers redeemed for cash all the 2019 Logistics Senior Notes that remained outstanding after the completion of the Tender Offer, plus accrued and unpaid interest to, but not including, the redemption date. The effect of this transaction was the recognition of a $27,281 loss in the consolidated statement of comprehensive (loss)/ income under “Loss on bond and debt extinguishment”, consisting of a $7,881 loss relating to the accelerated amortization of the unamortized deferred finance costs, a $3,095 gain relating to the accelerated amortization of unamortized Additional 2019 Logistics Senior Notes premium and a $22,495 loss relating to tender premium fees and expenses.

2022 Logistics Senior Notes

On April 22, 2014, the Logistics Co-Issuers completed the sale of $375,000 in aggregate principal amount of senior notes due on May 1, 2022 at a fixed rate of 7.25% (the “2022 Logistics Senior Notes”). The net proceeds from the sale of 2022 Logistics Senior Notes were partially used to redeem any and all of 2019 Logistics Senior Notes and pay related transaction fees and expenses. The 2022 Logistics Senior Notes are unregistered and fully and unconditionally guaranteed, jointly and severally, by all of Navios Logistics' direct and indirect subsidiaries except for Horamar do Brasil Navegação Ltda (“Horamar do Brasil”), Naviera Alto Parana S.A. (“Naviera Alto Parana”), and Terra Norte Group S.A. (“Terra Norte”), which are deemed to be immaterial, and Logistics Finance, which is the co-issuer of the 2022 Logistics Senior Notes. The subsidiary guarantees are “full and unconditional”, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as in connection with a sale or other disposition of all or substantially all of the assets of the subsidiary, in connection with the sale of a majority of the capital stock of the subsidiary, if the subsidiary is designated as an “unrestricted subsidiary” in accordance with the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the 2022 Logistics Senior Notes.
The Logistics Co-Issuers have the option to redeem the 2022 Logistics Senior Notes in whole or in part, at their option, at any time (i) before May 1, 2017, at a redemption price equal to 100% of the principal amount plus the applicable make-whole premium plus accrued and unpaid interest, if any, to the redemption date and (ii) on or after May 1, 2017, at a fixed price of 105.438%, which price declines ratably until it reaches par in 2020. At any time before May 1, 2017, the Logistics Co-Issuers may redeem up to 35% of the aggregate principal amount of the 2022 Logistics Senior Notes with the net proceeds of an equity offering at 107.250% of the principal amount of the 2022 Logistics Senior Notes, plus accrued and unpaid interest, if any, to the redemption date so long as at least 65% of the originally issued aggregate principal amount of the 2022 Logistics Senior Notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the 2022 Logistics Senior Notes will have the right to require the Logistics Co-Issuers to repurchase some or all of the 2022 Logistics Senior Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.

The indenture governing the 2022 Logistics Senior Notes contains covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends in excess of 6% per annum of the net proceeds received by or contributed to Navios Logistics in or from any public offering, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics properties and assets and creation or designation of restricted subsidiaries.
The indenture governing the 2022 Logistics Senior Notes include customary events of default, including failure to pay principal and interest on the 2022 Logistics Senior Notes, a failure to comply with covenants, a failure by Navios Logistics or any significant subsidiary or any group of restricted subsidiaries that, taken together, would constitute a significant subsidiary to pay material judgments or indebtedness and bankruptcy and insolvency events with respect to us or any significant subsidiary or any group of restricted subsidiaries that, taken together, would constitute a significant subsidiary.
As of December 31, 2016, all subsidiaries, including Logistics Finance, Horamar do Brasil, Naviera Alto Parana and Terra Norte are 100% owned. Logistics Finance, Horamar do Brasil, Naviera Alto Parana and Terra Norte do not have any independent assets or operations.
In addition, there are no significant restrictions on (i) the ability of the parent company, any issuer (or co-issuer) or any guarantor subsidiaries of the 2022 Logistics Senior Notes to obtain funds by dividend or loan from any of their subsidiaries or (ii) the ability of any subsidiaries to transfer funds to the issuer (or co-issuer) or any guarantor subsidiaries.

The Logistics Co-Issuers were in compliance with the covenants as of December 31, 2016.

Navios Logistics Notes Payable
In connection with the purchase of mechanical equipment for the expansion of its dry port terminal, Corporacion Navios S.A. (“CNSA”) entered into an unsecured export financing line of credit for a total amount of $41,964, including all related fixed financing costs of $5,949, available in multiple drawings upon the completion of certain milestones (“Drawdown Events”). CNSA incurs the obligation for the respective amount drawn by signing promissory notes (“Navios Logistics Notes Payable”). Each drawdown is repayable in 16 consecutive semi-annual installments, starting six months after the completion of each Drawdown Event. Together with each Note Payable, CNSA shall pay interest equal to six-month LIBOR. The unsecured export financing line is fully and unconditionally guaranteed by Navios Logistics. As of December 31, 2016, the remaining available amount was $826.
Navios Logistics BBVA Loan Facility

On December 15, 2016, Navios Logistics entered into a facility with Banco Bilbao Vizcayan Argentaria Uruguay S.A. (“BBVA”) for an amount of $25,000, for general corporate purposes. The loan bears interest at a rate of LIBOR (180 days) plus 325 basis points. The loan is repayable in twenty quarterly installments, starting on June 19, 2017, and secured by assignments of certain receivables. As of December 31, 2016, the outstanding amount of the loan was $25,000.

Other indebtedness

In connection with the acquisition of Hidronave S.A. on October 29, 2009, Navios Logistics assumed a $817 loan facility that was entered into by Hidronave S.A. in 2001, in order to finance the construction of the pushboat Nazira. As of December 31, 2016, the outstanding loan balance was $321 ($390 as of December 31, 2015). The loan facility bears interest at a fixed rate of 600 basis points. The loan is repayable in monthly installments of $6 each and the final repayment must occur prior to August 10, 2021.

During the year ended December 31, 2016, the Company paid $40,737, of which $21,635 related to scheduled repayment installments for the year 2016, $13,802 related to the refinancing of one of its secured credit facilities and $5,300 related to the balloon payments originally due in 2019 and 2020.

The annual weighted average interest rates of the Company's total borrowings were 6.87%, 6.98% and 7.18% for the year ended December 31, 2016, 2015 and 2014, respectively.

The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Holdings (including Navios Logistics) outstanding as of December 31, 2016, based on the repayment schedules of the respective loan facilities and the outstanding amount due under the debt securities.

Year
2017(1)	$30,790
2018	109,552
2019	324,765
2020	72,103
2021	29,021
2022 and thereafter	1,109,184
Total	$1,675,415

(1	)In February 2017, we agreed with one of our financing banks on the deferral of principal payments amounting to $3,711, originally due in 2017, to be paid in 2018.